Supplement to the Current Statement of Additional Information - Part I

MFS(R) Emerging Markets Debt Fund

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of July 31, 2008. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

---------------------------------------- --------------------------------------
                                         Dollar Range of Equity Securities in
Name of Portfolio Manager                Fund
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Matthew Ryan                                               D
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Ward Brown                                                 N
---------------------------------------- --------------------------------------


Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of July 31, 2008 were as follows:

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------------- --------------------- --------------------- --------------------
              Registered            Other Pooled          Other Accounts
              Investment Companies  Investment Vehicles
------------- --------------------- --------------------- --------------------
------------- ---------- ---------- ----------- --------- ----------- --------
Name          Number     Total      Number of   Total     Number of   Total
              of
              Accounts*  Assets*    Accounts    Assets    Accounts    Assets
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Matthew Ryan  13         $3.8       4           $2.5      5           $2.0
                         billion                billion               billion
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Ward Brown    9          $3.0       2           $1.1      5           $2.0
                         billion                billion               billion
------------- ---------- ---------- ----------- --------- ----------- --------
----------------
*   Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.



               The date of this supplement is September 1, 2008.